Common Shares (Details Narrative)			1 Months Ended							3 Months Ended	12 Months Ended
	Jun. 07, 2021 CAD ($) $ / shares shares	May 14, 2021 CAD ($) $ / shares shares	Oct. 31, 2022 shares	Jun. 25, 2021 CAD ($) $ / shares shares	May 28, 2021 CAD ($) $ / shares shares	May 28, 2021 USD ($)	Mar. 31, 2021 CAD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Jan. 18, 2021 CAD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Jan. 31, 2023 CAD ($) shares	Jan. 31, 2022 CAD ($) $ / shares shares	Jan. 31, 2021 CAD ($) shares	Mar. 31, 2023 shares	Dec. 31, 2022 $ / shares shares	May 28, 2021 USD ($) shares	Apr. 03, 2021 CAD ($) $ / shares shares	Apr. 03, 2021 USD ($) shares	Feb. 28, 2021 shares	Jan. 14, 2021 CAD ($) shares	Dec. 18, 2020 CAD ($) shares	Sep. 04, 2020 CAD ($) shares
Statement [Line Items]
Proceeds from exercise of warrants							$ 2,491,766		$ 189,600	$ 647,166
Other transaction costs								$ 30,477				$ 434,237
Number of Compensation Options | shares												471,178
Issued capital amount | $							$ 287,413					$ 138,175					$ 2,794,868
Warrants exercised shares | shares																	5,589,735	5,589,735
Warrants exercise price | $ / shares							$ 1.40								$ 0.20		$ 0.60
Warrants issuance cost of reclassified from reserves | $																		$ 572,565
Common shares issued | shares							1,779,833		316,000						3,160,000		6,372,298	6,372,298
Share issuance costs | shares							210,771	210,771
Received subscription | $										$ 74,000
Convertible debenture | $																				$ 102,389
Issuance of conversion shares of common stock | shares																				89,034
Common shares price per shares | $ / shares		$ 0.70
Fair value of shares issued | $											$ 76,571,515	75,384,509
Shelf Prospectus [Member]
Statement [Line Items]
Proceeds from exercise of warrants | $	$ 2,610,000			$ 226,954
Other transaction costs | $	$ 68,086			$ 4,000	$ 254,109
Warrants exercise price | $ / shares	$ 0.50			$ 0.0563	$ 0.50
Common shares issued | shares	6,525,000			500,000	689,655											689,655
Common shares price per shares | $ / shares	$ 0.40			$ 0.40
Fair value of shares issued | $				$ 17,405	$ 268,965
Total Shares issuance costs	$ 556,698			50,920		$ 1,673,703
Fair value compensation options	227,612															$ 644,629
Incurred costs | $												$ 77,184
Agent's fee	261,000			22,696		$ 506,000
Allocated fair value of warrants | $	$ 685,125			$ 52,500	$ 395,313
Warrants purchase share | shares				478,750
Compensation options | shares	652,750			50,000	1,265,000											1,265,000
Description of compensation options	Compensation options entitle the holder to purchase one unit, consisting of one common share and one share purchase warrant with exercise price of $0.50 and expiry of May 28, 2024, at an exercise price of $0.40 per unit and expires on May 28, 2024			an exercise price of $0.40 per unit and expires on May 28, 2024, 47,875 compensation options with fair value of $6,819 (Note 14) entitling the holder to purchase one common share at an exercise price of $0.50 per share and expires on May 28, 2024	Compensation options entitle the holder to purchase one unit, consisting of one common share and one share purchase warrant with exercise price of $0.50 and expiry of May 28, 2024	Compensation options entitle the holder to purchase one unit, consisting of one common share and one share purchase warrant with exercise price of $0.50 and expiry of May 28, 2024
Third Party [Member]
Statement [Line Items]
Common shares issued | shares											10,000	15,000	94,206
Fair value of shares issued | $											$ 16,850	$ 28,350	$ 98,968
Share issued upon service rendered, shares | shares											152,500		841,526
Common shares of vesting of restricted stock units | shares												23,724
Share issued upon service rendered, amount | $											$ 29,737	$ 40,331	$ 1,253,045
Common shares issued for settlement of accounts payable , shares | shares												412,069	3,000
Common shares issued for settlement of accounts payable fair value | $												$ 115,500
Converted in common shares | shares			1,540,135
Former Officers [Member]
Statement [Line Items]
Common shares issued | shares													296,667
Fair value of shares issued | $													$ 405,250
Private Placement Offering [Member]
Statement [Line Items]
Description of private placement												Each special warrant is exercisable, for no additional consideration, into one unit of the Company, with each unit consisting of one common share and one common share purchase warrant, entitling the holder thereof to acquire one common share at an exercise price of $0.60 and expiry date of December 1, 2023
Special warrants issued, shares | shares												5,889,735
Special warrants issued, value | $												$ 2,944,868
Special warrants issued, price per share | $ / shares												$ 0.50
Special warrants [Member]
Statement [Line Items]
Exercise price per share | $ / shares									$ 0.60
Special warrants exercised | shares									300,000
Special warrants isued | shares									330,000
Special warrants value | $									$ 150,000
Expiry date of warrant									Dec. 01, 2023
Warrant issued | shares																			330,000
Directors [Member]
Statement [Line Items]
Share issued upon service rendered, shares | shares												3,000
Share issued upon service rendered, amount | $												$ 5,550
Purchase Agreement [Member] | Nutraneeds [Member]
Statement [Line Items]
Common shares issued | shares																					13,333,333
Fair value of shares issued | $																					$ 16,666,666
Employment Agreement [Member]
Statement [Line Items]
Common shares issued | shares													94,206
Fair value of shares issued | $													$ 98,968
Private Placement [Member]
Statement [Line Items]
Exercise price | $ / shares												$ 2.30
Description of warrants												the Company issued 716,725 units, consisting of one common share and one half of one share purchase warrant, at price of $1.90 per unit for gross proceeds of $1,361,778. Each share purchase warrant entitles the holder to purchase one common share at a price of $2.30 per share and has an expiry term of two (2) years
Cash payments | $												$ 103,550
Issuance of share purchase warrants, shares | shares												54,142
Issuance of share purchase warrants, value | $												$ 72,434
Non Brokered Private Placement Member
Statement [Line Items]
Other transaction costs | $		$ 38,637
Common shares issued | shares		1,142,857			15,812,500									3,571,429		15,812,500
Common shares price per shares | $ / shares					$ 0.40
Gross proceeds for common shares | $		$ 972,000			$ 6,325,000
Common shares issuance cost, shares | shares		311,689
Common shares issuance cost of fair value | $		$ 168,312
Altum Pharmaceuticals Inc. [Member] | Amalgamation Agreement [Member]
Statement [Line Items]
Common shares issued | shares																						18,217,239
Fair value of shares issued | $																						$ 6,094,150